Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Preferred Stock [Member] Preferred Class B [Member]	Preferred Stock [Member] Preferred Class C [Member]	Common Stock [Member]		Warrant [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022				$ 89				$ 2,629,696	$ (2,015,756)			$ 614,029
Balance, shares at Dec. 31, 2022				891,000	[1]
Issuance of common stock for services				$ 17				1,530,635				1,530,659
Issuance of common stock for services, shares				118,667	[1]
Issuance of common stock for cash				$ 35				6,199,965				6,200,000
Issuance of common stock for cash, shares				350,000	[1]
Imputed Interest								(6,473)				(6,473)
Options and Warrants Vested for Services								624,463				624,463
Warrants exercised for cash				$ 7				1,024,493				1,024,493
Warrants exercised for cash, shares				68,300
Net (loss)									(9,212,417)			(9,212,417)
Translation adjustment
Reverse stock split												1 for 15 reverse stock split
Balance at Dec. 31, 2023				$ 148				12,002,779	(11,228,173)			$ 774,754
Balance, shares at Dec. 31, 2023				1,427,967	[1]
Issuance of common stock for services				$ 11				416,489				416,500
Issuance of common stock for services, shares				106,667
Issuance of common stock for cash				$ 4				179,996				180,000
Issuance of common stock for cash, shares				40,000
Options and Warrants Vested for Services								37,965				37,965
Net (loss)									(2,367,581)		(36)	(2,367,617)
Translation Adjustment										(70)		(70)
Balance at Mar. 31, 2024				$ 163				12,637,229	(13,595,754)	(70)	(36)	(958,468)
Balance, shares at Mar. 31, 2024				1,574,634
Balance at Dec. 31, 2023				$ 148				12,002,779	(11,228,173)			774,754
Balance, shares at Dec. 31, 2023				1,427,967	[1]
Net (loss)												(6,758,630)
Translation adjustment												(1,663)
Balance at Sep. 30, 2024			$ 98	$ 200		34,300	(1,000,000)	30,782,876	(15,986,733)	(1,166)	(376)	13,829,199
Balance, shares at Sep. 30, 2024		2,145	980,000	1,942,364
Balance at Dec. 31, 2023				$ 148				12,002,779	(11,228,173)			774,754
Balance, shares at Dec. 31, 2023				1,427,967	[1]
Issuance of common stock for services				$ 57				2,106,208				2,106,265
Issuance of common stock for services, shares	[1]			554,154
Issuance of common stock for cash				$ 34				1,327,989				1,328,023
Issuance of common stock for cash, shares	[1]			345,000
Options and Warrants Vested for Services								248,682				248,682
Net (loss)									(8,706,145)		(1,081)	(8,707,226)
Issuance of preferred stock B for cash						324,288	(1,150,000)	3,475,712				2,650,000
Issuance of preferred stock B for cash, shares		3,800
Issuance of Preferred Stock C for IP Acquisition			$ 98					14,209,902				14,210,000
Issuance of Preferred Stock C for IP Acquisition, shares			980,000
Issuance of common stock for IP purchase				$ 52				1,344,098				1,344,150
Issuance of common stock for IP purchase, shares	[1]			515,000
Conversion of preferred stock B for common stock								(1,133,000)				(1,133,000)
Conversion of preferred stock B for common stock, shares		(1,030)
Issuance of common stock for preferred stock B Conversion				$ 38				1,132,962				1,133,000
Issuance of common stock for preferred stock B Conversion, shares	[1]			374,393
Preferred stock B dividend in common stock				$ 3				70,165	(70,168)
Preferred stock B dividend in common stock, shares	[1]			28,067
Reverse stock split rounding adjustment				$ (7)				252				245
Reverse stock split rounding adjustment, shares	[1]			1,060
Translation adjustment										(9,845)		$ (9,845)
Reverse stock split												1 for 15 reverse stock split
Balance at Dec. 31, 2024			$ 98	$ 325		324,288	(1,150,000)	34,785,749	(20,004,486)	(9,845)	(1,081)	$ 13,945,048
Balance, shares at Dec. 31, 2024		2,770	980,000	3,245,641	[1]
Balance at Mar. 31, 2024				$ 163				12,637,229	(13,595,754)	(70)	(36)	(958,468)
Balance, shares at Mar. 31, 2024				1,574,634
Issuance of common stock for services				$ 18				808,136				808,154
Issuance of common stock for services, shares				176,154
Issuance of common stock for cash				$ 6				388,264				388,270
Issuance of common stock for cash, shares				63,333
Imputed Interest
Options and Warrants Vested for Services								50,980				50,980
Net (loss)									(2,390,979)		(340)	(2,391,319)
Issuance of Preferred Stock C for IP Acquisition			$ 98					14,209,902				14,210,000
Issuance of Preferred Stock C for IP Acquisition, shares			980,000
Conversion of preferred stock B for common stock								(390,500)				(390,500)
Conversion of preferred stock B for common stock, shares		(355)
Issuance of common stock for preferred stock B Conversion				$ 13				390,487				390,500
Issuance of common stock for preferred stock B Conversion, shares				128,243
Translation Adjustment										(1,096)		(1,096)
Issuance of Preferred Stock B						34,300	(1,000,000)	2,465,700				1,500,000
Issuance of preferred stock B, shares		2,500
Amortization of discount on preferred stock								222,678				222,678
Balance at Jun. 30, 2024			$ 98	$ 200		34,300	(1,000,000)	30,782,876	(15,986,733)	(1,166)	(376)	13,829,199
Balance, shares at Jun. 30, 2024		2,145	980,000	1,942,364
Issuance of common stock for services				$ 11				458,850				458,861
Issuance of common stock for services, shares				106,333
Options and Warrants Vested for Services								108,758				108,758
Net (loss)									(1,999,233)		(461)	(1,999,694)
Issuance of preferred stock B for cash							750.000					750,000
Issuance of preferred stock B for cash, shares
Conversion of preferred stock B for common stock								(313,500)				(313,500)
Conversion of preferred stock B for common stock, shares		(285)
Issuance of common stock for preferred stock B Conversion				$ 9				313,491				313,500
Issuance of common stock for preferred stock B Conversion, shares				85,928
Translation adjustment												(497)
Translation Adjustment										(497)		(497)
Amortization of discount on preferred stock								241,620				241,620
Reverse stock split rounding adjustment				(7)				252				245
Balance at Sep. 30, 2024			$ 98	$ 200		34,300	(1,000,000)	30,782,876	(15,986,733)	(1,166)	(376)	13,829,199
Balance, shares at Sep. 30, 2024		2,145	980,000	1,942,364
Balance at Dec. 31, 2024			$ 98	$ 325		324,288	(1,150,000)	34,785,749	(20,004,486)	(9,845)	(1,081)	13,945,048
Balance, shares at Dec. 31, 2024		2,770	980,000	3,245,641	[1]
Issuance of common stock for services				$ 52				1,938,448				1,938,500
Issuance of common stock for services, shares				522,000
Issuance of common stock for cash				$ 31				654,969				655,000
Issuance of common stock for cash, shares				305,555
Options and Warrants Vested for Services								50,979				50,979
Net (loss)									(4,839,391)		(98)	(4,839,489)
Conversion of preferred stock B for common stock								(1,581,812)				(1,581,812)
Conversion of preferred stock B for common stock, shares		(1,438)
Issuance of common stock for preferred stock B Conversion				$ 100				1,581,712				1,581,812
Issuance of common stock for preferred stock B Conversion, shares				1,001,734
Translation Adjustment										7,624		7,624
Collection of subscriptions receivable							1,150,000					1,150,000
Warrants exercised for cash				$ 32				479,968				480,000
Warrants exercised for cash, shares				320,000
Issuance of common stock for master service agreement				$ 165				6,712,835				6,713,000
Issuance of common stock for master service agreement, shares				1,650,000
Issuance of common stock for debt settlement				$ 10				149,990				150,000
Issuance of common stock for debt settlment, shares				100,000
Balance at Mar. 31, 2025			$ 98	$ 715		324,288		44,772,837	(24,843,877)	(2,221)	(1,179)	20,250,661
Balance, shares at Mar. 31, 2025		1,332	980,000	7,144,930
Balance at Dec. 31, 2024			$ 98	$ 325		324,288	(1,150,000)	34,785,749	(20,004,486)	(9,845)	(1,081)	13,945,048
Balance, shares at Dec. 31, 2024		2,770	980,000	3,245,641	[1]
Net (loss)												(17,874,085)
Translation adjustment												(2,079)
Balance at Sep. 30, 2025			$ 98	$ 1,389		324,288		53,283,483	(37,877,913)	(2,079)	(1,739)	15,727,527
Balance, shares at Sep. 30, 2025		82	980,000	13,883,103
Balance at Mar. 31, 2025			$ 98	$ 715		324,288		44,772,837	(24,843,877)	(2,221)	(1,179)	20,250,661
Balance, shares at Mar. 31, 2025		1,332	980,000	7,144,930
Issuance of common stock for services				$ 179				3,174,912				3,175,091
Issuance of common stock for services, shares				1,785,760
Issuance of common stock for cash				$ 43			(224,569)	655,311				430,785
Issuance of common stock for cash, shares				432,121
Options and Warrants Vested for Services								50,979				50,979
Warrants exercised for cash				$ 10				149,990				150,000
Warrants exercised for cash, shares				100,000
Net (loss)									(5,415,818)		(2)	(5,415,820)
Issuance of preferred stock B for cash								100,000				100,000
Issuance of preferred stock B for cash, shares		100
Conversion of preferred stock B for common stock								(935,000)				(935,000)
Conversion of preferred stock B for common stock, shares		(850)
Issuance of common stock for preferred stock B Conversion				$ 62				934,938				935,000
Issuance of common stock for preferred stock B Conversion, shares				623,332
Translation Adjustment										187		187
Issuance of common stock for debt settlement				$ 33				499,967				500,000
Issuance of common stock for debt settlment, shares				333,333
Cashless exercise of warrants				$ 23				(23)
Cashless exercise of warrants, shares				224,981
Balance at Jun. 30, 2025			$ 98	$ 1,065		324,288	(224,569)	49,403,911	(30,259,695)	(2,034)	(1,181)	19,241,883
Balance, shares at Jun. 30, 2025		582	980,000	10,644,457
Issuance of common stock for services				$ 257				5,542,844				5,543,101
Issuance of common stock for services, shares				2,570,970
Issuance of common stock for cash				$ 71			224,569	1,099,931				1,324,571
Issuance of common stock for cash, shares				709,676
Options and Warrants Vested for Services								1,099,793				1,099,793
Warrants exercised for cash				$ 20				296,980				297,000
Warrants exercised for cash, shares				198,000
Net (loss)									(7,618,218)		(558)	(7,618,776)
Conversion of preferred stock B for common stock								(550,000)				(550,000)
Conversion of preferred stock B for common stock, shares		(500)
Issuance of common stock for preferred stock B Conversion				$ 37				549,963				550,000
Issuance of common stock for preferred stock B Conversion, shares				366,667
Translation adjustment												(45)
Translation Adjustment										(45)		(45)
Issuance of common stock for debt settlement				$ 39				589,961				590,000
Issuance of common stock for debt settlment, shares				393,333
Cancellation of common stock for rescinded master distributor agreement				$ (100)				(4,749,900)				(4,750,000)
Cancellation of common stock for rescinded master distributor agreement, shares				(1,000,000)
Balance at Sep. 30, 2025			$ 98	$ 1,389		$ 324,288		$ 53,283,483	$ (37,877,913)	$ (2,079)	$ (1,739)	$ 15,727,527
Balance, shares at Sep. 30, 2025		82	980,000	13,883,103

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 15 reverse stock split.